Vessels, Net	12 Months Ended
Dec. 31, 2012
Vessels, Net [Abstract]
VESSELS, NET
NOTE 7: VESSELS, NET

	Cost	Accumulated Depreciation	Net Book Value
Vessels
Balance at December 31, 2010	$538,751	$(9,092)	$529,659
Additions	277,985	(33,020)	244,965

Balance at December 31, 2011	$816,736	$(42,112)	$774,624
Additions	207,795	(41,681)	166,114

Balance at December 31, 2012	$1,024,531	$(83,793)	$940,738

On January 20, 2012, Navios Acquisition took delivery of the Nave Estella, a 75,000 dwt South Korean—built LR1 product tanker, for a total cost of $44,643. Cash paid was $11,023 and $33,620 was transferred from vessel deposits.
On July 31, 2012, Navios Acquisition took delivery of the Nave Atria, a 49,992 dwt South Korean—built MR2 product tanker, for a total cost of $37,583. Cash paid was $8,997 and $28,586 was transferred from vessel deposits.
On August 31, 2012, Navios Acquisition took delivery of the Nave Cassiopeia, a 74,711 dwt South Korean—built LR1 product tanker, for a total cost of $43,827. Cash paid was $27,315, $3,000 shares of Series D Preferred Stock were issued and $13,512 was transferred from vessel deposits.
On October 30, 2012, Navios Acquisition took delivery of the Nave Cetus, a 74,581 dwt South Korean—built LR1 product tanker, for a total cost of $44,018. Cash paid was $27,545, $3,000 shares of Series D Preferred Stock were issued and $13,473 was transferred from vessel deposits.
On November 9, 2012, Navios Acquisition took delivery of the Nave Aquila, a 49,991 dwt South Korean—built MR2 product tanker, for a total cost of $37,765. Cash paid was $12,686 and $25,079 was transferred from vessel deposits.
On January 27, 2011, Navios Acquisition took delivery of the Nave Polaris, a 25,145 dwt South Korean—built chemical tanker, for a total cost of $31,774. Cash paid was $4,533 and $27,241 was transferred from vessel deposits.
On June 8, 2011, Navios Acquisition took delivery of a 297,066 dwt VLCC, the Shinyo Kieran, from a Chinese shipyard, for a total cost of $119,443. Cash paid was $29,298 and $90,145 was transferred from vessel deposits.
On July 12, 2011, Navios Acquisition took delivery of the Bull, a 2009—built MR2 product tanker vessel of 50,542 dwt, for a total cost of $42,430 that was paid with cash. Favorable lease terms recognized through this transaction amounted to $5,128 and the balance of $37,302 was classified under vessels, net.
On July 18, 2011, Navios Acquisition took delivery of the Buddy, a 2009—built MR2 product tanker vessel of 50,470 dwt for a total cost of $42,490 that was paid with cash. Favorable lease terms recognized through this transaction amounted to $5,219 and the balance of $37,271 was classified under vessels, net.
On November 14, 2011, Navios Acquisition took delivery of the Nave Andromeda, a 75,000 dwt LR1 South Korean—built product tanker, for a total cost of $44,319. Cash paid was $26,953 and $17,366 was transferred from vessel deposits.

Improvements for vessels for the year ended December 31, 2012 amounted to $0 and $7,834 for 2011.
Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of December 31, 2012, Navios Acquisition vessel deposits amounted to $276,142 out of which $204,014 was financed through loans and the balance from existing cash. For the year ended December 31 2012, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $142,119, which was offset by $114,270, transferred to vessels, net. As of December 31, 2011, Navios Acquisition vessel deposits amounted to $245,567 out of which $167,152 was financed through loans, $825 was financed through the issuance of preferred shares (see note 19) and the balance from existing cash. For the year ended December 31, 2011, $134,752 was transferred to vessels.
For the year ended December 31, 2012 and 2011, capitalized interest amounted to $14,240 and $11,450, respectively.